Segment Information (Segment Assets Information by Segment) (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 548,484,000		$ 366,639,000		$ 330,411,000	$ 351,027,000
Restricted time deposits	424,674,000		246,599,000
Accounts receivable, net	35,996,000		23,364,000
Fixed assets, net	246,674,000		64,828,000
Intangible assets, net	73,395,000		54,249,000
Goodwill	180,252,000		134,921,000
Total assets	1,585,212,000		1,114,513,000
Operating Segments [Member] | Online game [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	535,659,000		360,377,000
Restricted time deposits	424,674,000		246,599,000
Accounts receivable, net	21,477,000		14,558,000
Fixed assets, net	241,853,000		62,019,000
Intangible assets, net	4,776,000		29,575,000
Goodwill	154,095,000		116,992,000
Total assets	1,486,070,000	[1]	1,020,899,000	[1]
Operating Segments [Member] | 17173 Business [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	6,882,000		2,449,000
Restricted time deposits	0		0
Accounts receivable, net	10,926,000		7,617,000
Fixed assets, net	4,207,000		2,253,000
Intangible assets, net	3,820,000		188,000
Goodwill	26,157,000		17,929,000
Total assets	76,361,000	[1]	44,480,000	[1]
Operating Segments [Member] | Others [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	5,943,000		3,813,000
Restricted time deposits	0		0
Accounts receivable, net	3,593,000		1,189,000
Fixed assets, net	614,000		556,000
Intangible assets, net	21,799,000		24,486,000
Goodwill	0		0
Total assets	198,000	[1]	5,602,000	[1]
Eliminations and adjustments [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	0		0
Restricted time deposits	0		0
Accounts receivable, net	0		0
Fixed assets, net	0		0
Intangible assets, net	0		0
Goodwill	0		0
Total assets	$ 22,583,000	[1]	$ 43,532,000	[1]

[1]	The intercompany elimination for segment assets mainly consists of an operating funds loan to and long term investment in the others.